UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	5/31/08

The following N-Q relates only to Dreyfus Premier Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for these series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Equity Fund
May 31, 2008 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)

Consumer Discretionary--17.1%
Estee Lauder, Cl. A	29,000 a	1,380,400
Home Depot	30,000	820,800
McDonald's	40,000	2,372,800
McGraw-Hill	93,500	3,879,315
News, Cl. A	200,200	3,593,590
Philip Morris International	160,000 b	8,425,600
Target	45,000	2,401,200
Wal-Mart Stores	35,000	2,020,900
Walgreen	152,000	5,475,040
Whole Foods Market	25,000 a	725,000
		31,094,645
Consumer Staples--19.2%
Altria Group	160,000	3,561,600
Anheuser-Busch	40,000	2,298,400
Coca-Cola	150,000	8,589,000
Nestle, ADR	60,050	7,381,947
PepsiCo	87,000	5,942,100
Procter & Gamble	110,000	7,265,500
		35,038,547
Energy--24.3%
BP, ADR	22,000	1,595,220
Chevron	85,000	8,427,750
ConocoPhillips	70,000	6,517,000
Exxon Mobil	153,560	13,629,986
Halliburton	50,000	2,429,000
Occidental Petroleum	40,000	3,677,200
Patriot Coal	1,200 b	129,756
Peabody Energy	12,000	887,040
Royal Dutch Shell, ADR	50,000	4,274,500
Total, ADR	12,000	1,047,120
Transocean	12,243 b	1,838,776
		44,453,348
Financial--8.3%
American Express	37,500	1,738,125
American International Group	35,580	1,280,880
Ameriprise Financial	16,000	756,160
Bank of America	95,000	3,230,950
Citigroup	73,233	1,603,070
HSBC Holdings, ADR	35,000 a	2,947,350
JPMorgan Chase & Co.	40,500	1,741,500
Merrill Lynch & Co.	40,000	1,756,800
		15,054,835
Health Care--7.1%
Abbott Laboratories	70,000	3,944,500
Eli Lilly & Co.	18,000	866,520
Johnson & Johnson	90,000	6,006,600
Medtronic	20,000	1,013,400
Merck & Co.	30,000	1,168,800
		12,999,820
Industrials--9.2%
Caterpillar	27,000	2,231,280
Emerson Electric	100,000	5,818,000

General Dynamics	5,500	506,825
General Electric	204,000	6,266,880
United Technologies	27,000	1,918,080
		16,741,065
Information Technology--12.3%
Apple	14,000 b	2,642,500
Automatic Data Processing	30,000	1,291,500
Cisco Systems	100,000 b	2,672,000
Intel	325,000	7,533,500
Microsoft	160,000	4,531,200
QUALCOMM	25,000	1,213,500
Texas Instruments	75,000	2,436,000
		22,320,200
Materials--2.1%
Freeport-McMoRan Copper & Gold	12,000	1,388,520
Praxair	25,000	2,376,500
		3,765,020
Total Common Stocks
(cost $130,752,696)		181,467,480

Other Investment--.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $584,000)	584,000 [c]	584,000

Investment of Cash Collateral for
Securities Loaned--2.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,662,900)	4,662,900 [c]	4,662,900

Total Investments (cost $135,999,596)	102.5%	186,714,380
Liabilities, Less Cash and Receivables	(2.5%)	(4,544,228)
Net Assets	100.0%	182,170,152

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At May 31, 2008, the total market value of the fund's securities on loan is
$4,547,475 and the total market value of the collateral held by the fund is $4,662,900.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $135,999,596.

Net unrealized appreciation on investments was $50,714,784 of which $57,463,139 related to appreciated investment securities and $6,748,355 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)